Business and Non-Current Asset Disposals	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Business and Non-Current Asset Disposals

6.  Business and Non-Current Asset Disposals

	Business disposals			Disposal of other non-current assets			Total
	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m
Continuing operations
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	622	47	147	59	79	109	681	126	256
- cash and cash equivalents	60	11	3	-	-	-	60	11	3
- working capital and provisions	132	29	24	-	-	-	132	29	24
- current tax	(2)	-	-	-	-	-	(2)	-	-
- deferred tax	(2)	2	(1)	-	-	-	(2)	2	(1)
- retirement benefit obligations	(6)	-	-	-	-	-	(6)	-	-
Net assets disposed	804	89	173	59	79	109	863	168	282
Reclassification of currency translation effects on disposal	15	9	(44)	-	-	-	15	9	(44)
Total	819	98	129	59	79	109	878	177	238
Proceeds from disposals (net of disposal costs)	697	99	133	106	134	158	803	233	291
Asset exchange (note 32)	12	-	-	-	-	-	12	-	-
Profit on step acquisition (note 32)	39	-	-	-	-	-	39	-	-
(Loss)/profit on disposals from continuing operations	(71)	1	4	47	55	49	(24)	56	53

Discontinued operations
Profit on disposals from discontinued operations (note 3)	1,563	-	-	-	3	2	1,563	3	2
Total Group profit on disposals	1,492	1	4	47	58	51	1,539	59	55

Net cash inflow arising on disposal
Continuing operations
Proceeds from disposals from continuing operations	697	99	133	106	134	158	803	233	291
Less: cash and cash equivalents disposed	(60)	(11)	(3)	-	-	-	(60)	(11)	(3)
Less: deferred proceeds arising on disposal (note 21)	(10)	(3)	(7)	-	-	-	(10)	(3)	(7)
Less: investment and loan to associate in lieu of cash proceeds (i) (note 17)	(85)	-	-	-	-	-	(85)	-	-
Net cash inflow arising on disposal from continuing operations	542	85	123	106	134	158	648	219	281

Discontinued operations
Net cash inflow arising on disposal from discontinued operations (note 3)	2,361	-	-	-	3	2	2,361	3	2
Total Group net cash inflow arising on disposal	2,903	85	123	106	137	160	3,009	222	283

(i)

As part of the divestment of our DIY business in Belgium and the Netherlands (see note 16 for further details) we acquired an equity stake of 22.78% in, and advanced a loan of €50 million to the purchaser, Intergamma.